Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Period End Date	dei_DocumentPeriodEndDate	Apr. 30, 2022
Registrant Name	dei_EntityRegistrantName	TRANSAMERICA FUNDS
CIK	dei_EntityCentralIndexKey	0000787623
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Sep. 08, 2022
Document Effective Date	dei_DocumentEffectiveDate	Sep. 09, 2022
Prospectus Date	rr_ProspectusDate	Sep. 09, 2022
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Transamerica Short-Term Bond | A
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ITAAX